Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current liabilities
Trade payables	₩ 1,297,752	₩ 1,150,515
Other payables	6,757,170	6,182,650
Total	8,054,922	7,333,165
Non-current liabilities
Trade payables	3,202	0
Other payables	816,356	1,064,099
Total	₩ 819,558	₩ 1,064,099